CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		162 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014
OPERATING ACTIVITIES
Net loss for the period	$ (113,955)	$ (309,757)	$ (26,096,304)
Adjustments to reconcile net loss to net cash used in operating activities:
Impairment of fixed assets	0	0	225,000
Stock issued for compensation	78,260	16,668	20,501,944
Depreciation expense	669	0	1,815
Loss on settlement of accrued interest	0	0	36,662
Loss on settlement of accrued liabilities	0	25,660	25,660
Loss on settlement of debt and make whole provision	7,500	198,866	630,057
(Gain) loss on derivative liability	0	(27,500)	1,569,867
Amortization of discount on convertible debenture	0	27,500	109,895
Penalty for early extinguishment of third party debt	0	13,750	30,000
Gain on debt restructuring	(12,988)	0	(12,988)
Changes in operating assets and liabilities:
Change in prepaid expenses	0	0	(362)
Change in other receivables	0	0	4,558
Change in accounts payable and accrued expenses	9,280	(561)	509,647
Change in accrued expenses and interest--related party	(24,637)	55,524	276,962
Net cash provided by (used in) operating activities	(42,883)	150	(2,187,587)
CASH FLOWS-INVESTING ACTIVITIES
Notes receivable	0	0	(200,000)
Cash paid for investment in properties	(7,763)	0	(26,139)
Cash paid for mining rights	0	0	(45,000)
Purchase of fixed assets	(10,000)	0	(160,000)
Net cash used in investing activities	(17,763)	0	(431,139)
CASH FLOWS-FINANCING ACTIVITIES
Payments on convertible debentures	0	0	(50,489)
Exercise of stock options	0	0	32,000
Receipt of convertible loans	24,903	0	2,009,482
Related parties	0	0	181,000
Issuance of shares for cash	47,500	0	457,490
Capital contributions by officer	0	0	1,000
Net cash provided by financing activities	72,403	0	2,630,483
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	11,757	150	11,757
CASH AND CASH EQUIVALENTS-BEGINNING OF PERIOD	0	0	0
CASH AND CASH EQUIVALENTS-END OF PERIOD	11,757	150	11,757
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	0	0	10,000
Cash paid for income taxes	0	0	0
Common stock issued for subscription receivable	0	0	20,000
Cancellation of common stock	0	1,783	9,913
Common stock issued for conversion of debentures	0	0	851,901
Common stock issued for conversion of preferred stock	0	0	3,500
Common stock issued for accrued salary	0	0	44,240
Common stock issued for purchase of fixed assets	0	0	12,500
Settlement of derivative liabilities through conversion of related notes	0	0	907,367
Settlement of accrued interest through stock issuance	0	0	103,235
Discount from derivative liabilities	0	27,500	107,500
Payable accrued for mining rights	0	0	55,000
Loan proceeds paid directly to service providers	22,597	0	45,097
Write-off of subscription receivable	0	0	60,000
Reclassification of derivative liability to additional paid-in capital	0	0	2,395
Repayments of convertible debt and interest treated as capital contributions	$ 0	$ 94,851	$ 214,803